Equity - Treasury Stock - Additional Information (Details) - shares	1 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Equity
Treasury stock as a percentage of capital, held by parent			0.60%	0.60%
Class B, Preference shares
Equity
Treasury stock as a percentage of capital, held by parent			0.60%	0.60%
Treasury stock | Class B, Preference shares | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	480,661	432,929